UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4316

                                Midas Fund, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                               10005
(Address of principal executive offices)                (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

Midas Fund, Inc.

     Shares       COMMON STOCKS - 104.26%                                                       Value
    --------      --------------------------------------------------------------            ------------

                  Major Precious Metals Producers - 19.93%
      23,100      Anglo Platinum Ltd.                                                        $ 2,096,144
      40,000      Freeport-McMoRan Copper & Gold, Inc.                                         2,390,800
     225,000      Gold Fields Ltd. (b)                                                         4,945,500
     381,200      Kinross Gold Corp. (a)                                                       4,166,516
      43,191      Lonmin plc                                                                   1,993,604
     200,000      Newcrest Mining Limited                                                      3,334,284
      75,000      Xstrata plc                                                                  2,427,580
                                                                                               ---------
                                                                                              21,354,428
                                                                                              ----------
                  Intermediate Precious Metals Producers - 22.33%
     121,000      Agnico-Eagle Mines Ltd.                                                      3,684,450
     220,000      Cambior, Inc. (a)                                                              727,927
     355,000      Coeur D'Alene Mines Corp. (a)                                                2,328,800
     150,000      Glamis Gold Ltd. (b)                                                         4,902,000
     105,500      Goldcorp, Inc.                                                               3,085,875
     125,000      Meridian Gold, Inc. (a)                                                      3,706,250
     155,700      Randgold Resources Limited (b)                                               2,829,069
     249,000      Silver Wheaton Corp. (a)                                                     2,656,830
                                                                                               ---------
                                                                                              23,921,201
                                                                                              ----------
                  Junior Precious Metals Producers - 34.34%
     520,384      Central Asia Gold Ltd. (a)                                                     152,137
     389,300      Desert Sun Mining Corp. (a)                                                  2,148,936
     400,000      Eldorado Gold Corp. (a)                                                      1,912,000
     137,800      Gammon Lake Resources, Inc. (a)                                              2,467,998
   1,964,500      Golden Cycle Gold Corp. (a)(c)                                               7,366,875
     345,000      Highland Gold Mining Ltd. (a)                                                1,603,816
     750,000      High River Gold Mines Ltd. (a)                                               1,510,801
     274,800      Jaguar Mining, Inc. (a)                                                      1,355,627
     570,000      Mexgold Resources, Inc. (a)                                                  3,600,977
   5,000,000      Perseverance Corp. Ltd. (a)                                                  1,283,514
     515,300      SEMAFO, Inc. (a)                                                             1,148,448
     388,070      Silvercorp Metals, Inc. (a)                                                  6,577,787
   1,050,000      Sino Gold Ltd. (a)                                                           3,174,558
     270,500      Yamana Gold, Inc. (a)                                                        2,492,607
                                                                                               ---------
                                                                                              34,328,083
                                                                                              ----------
                  Exploration and Development Companies - 14.03%
     242,000      Bear Creek Mining Corp. (a)                                                  1,176,120
     270,000      Entree Gold, Inc. (a)                                                          634,500
     225,000      IMA Exploration, Inc. (a)                                                      695,250


     Shares       COMMON STOCKS - 104.91%                                                        Value
   1,000,000      Metallica Resources, Inc. (a)                                                3,290,000
     450,000      Miramar Mining Corp. (a)                                                     1,525,500
     100,000      New Gold, Inc. (a)                                                             929,000
     142,000      NovaGold Resources Ltd. (a)                                                  2,167,855
   1,400,000      Olympus Pacific Minerals, Inc. (a)                                             585,633
     600,000      Peru Copper, Inc. (a)                                                        1,536,000
     343,600      Viceroy Exploration Ltd. (a)                                                 2,487,664
                                                                                               ---------
                                                                                              17,495,520
                                                                                              ----------
                  Other - 13.63%
      30,600      Aber Diamond Corp.                                                           1,238,382
      19,000      Burlington Resources                                                         1,746,290
     135,400      El Paso Corp.                                                                1,631,570
      40,000      EOG Resources, Inc.                                                          2,880,000
      56,000      National Fuel Gas Co.                                                        1,832,320
      42,000      Nicor, Inc.                                                                  1,661,520
      84,000      NiSource, Inc.                                                               1,698,480
      43,500      Noble Energy, Inc.                                                           1,910,520
                                                                                               ---------
                                                                                              14,599,082
                                                                                              ----------
                  Total Common Stocks (cost: $76,381,011)                                    111,698,314
                                                                                             -----------

     Warrants     WARRANTS - 0.66%                                                                Value
     --------                                                                                   --------

      84,375       Desert Sun Mining Corp. warrants expiring 11/20/08                            303,767
     125,000       Jaguar Mining, Inc. warrants expiring 12/31/07                                301,625
      17,500       Metallic Ventures Gold, Inc. warrants expiring 03/17/09                         4,375
      50,000       New Gold, Inc. warrants expiring 02/23/08                                      92,148
                                                                                                  ------

                  Total Warrants (cost: $0)                                                      701,915
                                                                                                 -------

   Par Value      SHORT TERM INVESTMENTS - 4.36%                                                  Value
                                                                                                --------
  $4,684,124      State Street Repurchase Agreement, 04/03/06                                  4,684,124
                  (Collateralized by $4,965,000 U.S. Treasury Note,                            ---------
                  3.875%, 09/15/10, value $4,779,418)

                  Total Short Term Investments (cost: $4,684,124)                              4,684,124
                                                                                               ---------

                     Total Investments (cost: $81,065,135) - 109.02%                         117,084,353
                                                                                             -----------

                  Liabilities in Excess of Other Assets - (9.29%)                             (9,949,584)
                                                                                              ----------

                  Total Net Assets - 100.00%                                               $ 107,134,769
                                                                                           =============

                  (a) Non-income producing.
                  (b) America Depository Receipt.
                  (c) Affiliated due to greater than 5% ownership.

                  Tax Related
                  Unrealized appreciation                                                   $ 36,542,627
                  Unrealized depreciation                                                       (523,409)
                                                                                            ------------
                  Net unrealized appreciation                                               $ 36,019,218
                                                                                            ============

                  Aggregate cost of securities for income tax purposes                      $ 81,065,135
                                                                                            ============

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2006

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)